Income Tax (Tables)	12 Months Ended
Jun. 30, 2024
Income Tax [Abstract]
Schedule of Income Tax Benefits (Expenses)	The income tax benefits (expenses) for the fiscal years ended June 30, 2022, 2023 and 2024 were comprised of the following:
	For the Years Ended June 30,
	2022	2023	2024
	RMB	RMB	RMB
Current income tax expenses	—	(27,883)	(14,237)
Deferred income tax benefits (expenses)	2,110,635	(513,577)	(5,496,536)
	2,110,635	(541,460)	(5,510,773)

Schedule Profit (Loss) Before Income Taxes	The components of profit (loss) before income taxes are summarized as follows:
	For the Years Ended June 30,
	2022	2023	2024
	RMB	RMB	RMB
PRC	12,148,771	(42,687,229)	10,537,631
Hong Kong and other areas	—	129,909	8,224,895
	12,148,771	(42,557,320)	18,762,526

Schedule of Statutory Tax Rate to Effective Tax Rate	Below is a reconciliation of the statutory tax rate to the effective tax rate:
	For the Years Ended June 30,
	2022	2023	2024
	RMB	RMB	RMB
Income (Loss) before income tax expenses	12,148,771	(42,557,320)	18,762,526
Income tax benefits/(expenses) computed at statutory EIT rate (25%)	(3,037,193)	10,639,329	(4,690,630)
Effect of entertainment expense	(167,577)	(182,962)	(475,202)
Effect of staff welfare expense	(7,159)	(61,534)	—
Effect of overdue fine	(17,515)	(74)	—
Effect of share-based compensation	(133,963)	(13,816,502)	—
Effect of non-taxable gain from extinguishment of liability	—	—	2,249,085
Effect of different tax rate in different jurisdictions	—	21,760	(207,099)
Effect of change in valuation allowance	5,474,042	2,858,523	(2,386,927)
Income tax benefits (expenses)	2,110,635	(541,460)	(5,510,773)

Schedule of Deferred Tax Assets and Deferred Tax Liabilities	The principle components of deferred tax assets and deferred tax liabilities are as follows:
	June 30, 2023	June 30, 2024
	RMB	RMB
Deferred tax assets
Net operating loss carrying forwards	8,204,207	10,523,266
Allowance against doubtful accounts	463,204	3,578,914
Operating lease liabilities	4,434,426	4,517,779
Total deferred tax assets	13,101,837	18,619,959
Net off against deferred tax liabilities	(4,450,322)	(8,196,650)
Less: Valuation allowance	(7,046,758)	(10,366,052)
Total Deferred tax assets, net	1,604,757	57,257
	June 30, 2023	June 30, 2024
	RMB	RMB
Deferred tax liabilities
Operating lease right of use assets	4,458,020	4,498,450
GAAP difference - unbilled revenue	-	6,382,018
Total deferred tax liabilities	4,458,020	10,880,468
Net off against deferred tax assets	(4,450,322)	(8,196,650)
Deferred tax liabilities, net	7,698	2,683,818

Schedule of Valuation Allowances of Deferred Tax Assets	The rollforward of valuation allowances of deferred tax assets were as follows:
	For the Years Ended June 30,
	2022	2023	2024
	RMB	RMB	RMB
Balance at beginning of the year	16,724,075	10,561,303	7,046,758
Adjustment of opening balance due to adoption of ASU 2016-13	—	—	932,367
Additions of valuation allowance	353,441	2,809,906	2,778,382
Reversal of valuation allowance	(2,119,236)	(1,163,918)	—
Utilization of NOLs	(3,708,247)	(4,504,510)	—
Expiration of NOLs	(688,730)	(656,023)	(391,455)
Balance at end of the year	10,561,303	7,046,758	10,366,052

Schedule of Change in Balance of Gross Unrecognized Tax Benefits	The aggregate change in the balance of gross unrecognized tax benefits for the year ended June 30, 2022, 2023 and 2024 was as follows:
	For the Years Ended June 30,
	2022	2023	2024
	RMB	RMB	RMB
Balance at beginning of the year	—	—	1,026,964
Increases related to tax positions change	—	1,026,964	—
Balance at end of the year	—	1,026,964	1,026,964